Investments in associates - Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2017 £ / shares	Dec. 31, 2016 £ / shares
Disclosure of associates [line items]
Quoted market price (usd per share) | £ / shares				£ 5.23	£ 5.10
Rosneft
Disclosure of associates [line items]
Voting shares held in associate	19.75%
Quoted market price (usd per share) | $ / shares	$ 4.99	$ 6.50
Investments in associates with quoted price	$ 10,444	$ 13,604
Dividends received	314	332	$ 271
Taas-Yuryakh Neftegazodobycha
Disclosure of associates [line items]
Voting shares held in associate			20.00%
Associates
Disclosure of associates [line items]
Provision for doubtful debts	0
Doubtful debt provision, expense	0
Commitments in relations to contracts with associates	$ 13,932	$ 15,344
Associates | Minimum
Disclosure of associates [line items]
Term of receivables	30 days
Associates | Maximum
Disclosure of associates [line items]
Term of receivables	45 days
JSC Rosneftegaz | Rosneft
Disclosure of associates [line items]
Voting shares held in associate	50.00%
Number of shares owned in addition to proportion of voting shares owned (in shares) | shares	1